Company Financial Information - Parent only financial information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2018 USD ($)
Disclosure of information about consolidated structured entities [line items]
Profit/(loss) for the year	$ (210)	€ (177)	$ 111	$ (40)
Equity	286		$ 48	$ 12	€ 253	$ 140
Parent
Disclosure of information about consolidated structured entities [line items]
Profit/(loss) for the year	(176)	(148)
Equity	3,541				3,126
Subsidiaries
Disclosure of information about consolidated structured entities [line items]
Profit/(loss) for the year	(34)	€ (29)
Equity	$ (3,255)				€ (2,873)